Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		Aug. 31, 2025	Aug. 31, 2025
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge)
Average Annual Return, Percent	[1],[2]	5.06%
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge)
Average Annual Return, Percent	[2],[3]	10.47%
American Funds® U.S. Small and Mid Cap Equity Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class T (with sales charge)
Average Annual Return, Percent	[2],[4]	8.66%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class F-1
Average Annual Return, Percent	[2],[5]	11.47%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class F-2
Average Annual Return, Percent	[2],[6]	11.47%
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class F-3
Average Annual Return, Percent	[2],[7]	11.75%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[2],[8]	7.58%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[2],[9]	10.45%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E
Average Annual Return, Percent	[2],[10]	11.45%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[2],[11]	8.65%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-1
Average Annual Return, Percent	[2],[12]	11.45%
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2
Average Annual Return, Percent	[2],[13]	11.45%
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3
Average Annual Return, Percent	[2],[14]	11.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-1
Average Annual Return, Percent	[2],[15]	11.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-2
Average Annual Return, Percent	[2],[16]	11.67%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E
Average Annual Return, Percent	[2],[17]	11.71%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-3
Average Annual Return, Percent	[2],[18]	11.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-4
Average Annual Return, Percent	[2],[19]	11.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E
Average Annual Return, Percent	[2],[20]	11.73%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-5
Average Annual Return, Percent	[2],[21]	11.74%
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class R-6
Average Annual Return, Percent	[2],[22]	11.75%
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class A (without sales charge)
Average Annual Return, Percent	[1],[2]	11.47%
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class C (without sales charge)
Average Annual Return, Percent	[2],[3]	11.47%
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class T (without sales charge)
Average Annual Return, Percent	[2],[4]	11.49%
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[2],[8]	11.45%
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[2],[9]	11.45%
Without Sales Load [Member] | American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[2],[11]	11.47%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23]	13.93%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Average Annual Return, Percent	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23]	8.60%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23]	10.29%

[1]	Class A shares were first offered on September 27, 2024.
[2]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[3]	Class C shares were first offered on September 27, 2024.
[4]	Class T shares were first offered on September 27, 2024.
[5]	Class F-1 shares were first offered on September 27, 2024.
[6]	Class F-2 shares were first offered on September 27, 2024.
[7]	Class F-3 shares were first offered on September 27, 2024.
[8]	Class 529-A shares were first offered on September 27, 2024.
[9]	Class 529-C shares were first offered on September 27, 2024.
[10]	Class 529-E shares were first offered on September 27, 2024.
[11]	Class 529-T shares were first offered on September 27, 2024.
[12]	Class 529-F-1 shares were first offered on September 27, 2024.
[13]	Class 529-F-2 shares were first offered on September 27, 2024.
[14]	Class 529-F-3 shares were first offered on September 27, 2024.
[15]	Class R-1 shares were first offered on September 27, 2024.
[16]	Class R-2 shares were first offered on September 27, 2024.
[17]	Class R-2E shares were first offered on September 27, 2024.
[18]	Class R-3 shares were first offered on September 27, 2024.
[19]	Class R-4 shares were first offered on September 27, 2024.
[20]	Class R-5E shares were first offered on September 27, 2024.
[21]	Class R-5 shares were first offered on September 27, 2024.
[22]	Class R-6 shares were first offered on September 27, 2024.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.